UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                 Investment Company Act file number: 811-08555



                          EVERGREEN MONEY MARKET TRUST
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
 _____________________________________________________________________________
                    (Address of principal executive offices)


                          The Corporation Trust Company
                              1209 Orange Street
                           Wilmington, Delaware 19801
  _____________________________________________________________________________
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end:   1/31

Date of reporting period:  7/1/2003 - 6/30/2004

ITEM 1. PROXY VOTING RECORD

        The following are series of Evergreen Money Market Trust (the "Registrant"):

  Evergreen Money Market Funds (FYE 1/31)
        Evergreen California Municipal Money Market Fund
        Evergreen Florida Municipal Money Market Fund
        Evergreen Money Market Fund
        Evergreen Municipal Money Market Fund
        Evergreen New Jersey Money Market Fund
        Evergreen New York Municipal Money Market Fund
        Evergreen Pennsylvania Municipal Money Market Fund
        Evergreen Treasury Money Market Fund
        Evergreen U.S. Government Money Market Fund


The Registrant, including all of its series listed above, held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, have no proxy votes to report.

                                   SIGNATURE


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN MONEY MARKET TRUST


                                By:   /s/ Dennis H. Ferro
                                   ---------------------------------------
                                    Dennis H. Ferro
                                    President
                                        (Chief Executive Officer)

Date: August 30, 2004
     --------------------------